Income Taxes (Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Thousands	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010
Income Taxes
Balance at beginning of year	$ 18,850	$ 27,711
Additions based on tax positions related to the current year	1,199	1,184
Additions (Reductions) based on tax positions related to prior years	188	(1,754)
Settlements with tax authorities	(5,387)	(2,290)
Expiration of statute of limitations	(5,708)	(6,001)
Balance at end of year	$ 9,142	$ 18,850